Net Earnings per Share (Summary of Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	496,381,000	538,475,000
Dilutive effect of stock options	613,000	1,535,000
Weighted average number of diluted common shares	496,994,000	540,010,000